Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Corporate Bonds (0.3%)	Shares/ Par +	Value $ (000’s)

Industrial (0.3%)
Vessel Management Services, Inc. 3.432%, 8/15/36	375,000	349

Total		349

Total Corporate Bonds (Cost: $375)		349

Governments (110.6%)

Governments (110.6%)
Federal National Mortgage Association 5.625%, 4/17/28	100,000	108
Resolution Funding Corp. Stripped
0.000%, 4/15/30 PO	4,800,000	3,604
0.000%, 4/15/28 IO	400,000	330
Tennessee Valley Authority Stripped 0.000%, 5/1/30 PO	500,000	378
US Treasury
1.125%, 5/15/40	6,790,000	4,518
1.125%, 8/15/40	65,580,000	43,347
1.375%, 11/15/40	11,200,000	7,714
1.375%, 8/15/50	1,080,000	649
1.625%, 11/15/50	400,000	256
1.875%, 2/15/41	1,900,000	1,421
1.875%, 11/15/51	10,210,000	6,952
2.000%, 2/15/50	12,920,000	9,157
2.250%, 8/15/49	300,000	226
2.375%, 5/15/51	2,300,000	1,766
2.500%, 2/15/45	1,470,000	1,173
2.500%, 2/15/46	940,000	747
2.875%, 5/15/49	1,750,000	1,497
3.000%, 11/15/44	1,620,000	1,413
3.000%, 5/15/45	1,620,000	1,411
3.000%, 11/15/45	370,000	322
3.000%, 2/15/48	330,000	288
3.000%, 8/15/48 b	700,000	611
3.000%, 2/15/49	1,130,000	989
3.000%, 8/15/52	4,500,000	3,953
3.125%, 8/15/44	1,620,000	1,445
3.125%, 5/15/48	2,430,000	2,169
3.375%, 8/15/42	6,500,000	6,103
3.625%, 2/15/53	2,900,000	2,837
3.875%, 2/15/43	900,000	908
4.000%, 11/15/42	2,800,000	2,876
4.000%, 11/15/52 b	15,830,000	16,800
US Treasury Inflation Index Bond 0.625%, 7/15/32	1,236,319	1,181
US Treasury Stripped 0.000%, 8/15/34 IO	850,000	557

Total		127,706

Total Governments (Cost: $161,440)		127,706

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
5.595%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	51,540	50
Hertz Vehicle Financing LLC, Series 2022-2A, Class A 2.330%, 6/26/28 144A	300,000	267
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
5.768%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	19,610	19

Total		336

Mortgage Securities (23.1%)
Benchmark Mortgage Trust, Series 2019-B9, Class A5 4.015%, 3/15/52	600,000	560
BWAY Mortgage Trust, Series 2013-1515, Class A2 3.454%, 3/10/33 144A	300,000	281
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A 2.778%, (CSTR), 11/10/31 144A	600,000	581
COMM Mortgage Trust, Series 2016-667M, Class A 3.140%, 10/10/36 144A	700,000	621
COMM Mortgage Trust, Series 2018-HOME, Class A 3.815%, (CSTR, AFC), 4/10/33 144A	200,000	183
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3 3.354%, (CSTR), 7/25/33	263	–	π
DBWF Mortgage Trust, Series 2016-85T, Class A 3.791%, 12/10/36 144A	800,000	722
Extended Stay America Trust, Series 2021- ESH, Class A
5.765%, (ICE LIBOR USD 1 Month plus 1.080%), 7/15/38 144A	390,477	379
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	109,725	111
Federal Home Loan Mortgage Corp., Series 3759, Class FB
5.184%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	20,531	20
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,041
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	2,342,668	2,262
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	839,693	779

Long-Term U.S. Government Bond Portfolio

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	621,775	518
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
4.538%, (Federal Reserve US 12 Month Cumulative Avg 1 year Constant Maturity plus 1.400%), 7/25/44	4,309	4
Federal National Mortgage Association
3.600%, 2/1/40	556,076	530
5.000%, 6/1/35	21,772	22
5.000%, 2/1/36	33,527	34
5.500%, 5/1/49	28,792	30
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	57,589	57
Federal National Mortgage Association, Series 2012-101, Class FC
5.345%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	26,210	26
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	781
Freddie Mac Military Housing Bonds
Resecuritization Trust, Series 2015-R1, Class A2 4.316%, (CSTR), 10/25/52 144A	560,663	525
Government National Mortgage Association TBA 4.000%, 4/20/53 USD	800,000	770
Government National Mortgage Association, Series 2010-26, Class OW 0.000%, 2/20/40 PO	294,753	246
Government National Mortgage Association, Series 2010-75, Class OA 0.000%, 9/20/35 PO	190,752	162
GS Mortgage Securities Trust, Series 2015- 590M, Class B 3.805%, (CSTR), 10/10/35 144A	300,000	268
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	600,000	553
Hilton USA Trust, Series 2016-HHV, Class C 4.194%, (CSTR), 11/5/38 144A	400,000	363
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 2.969%, (CSTR, AFC), 5/25/33	581	1
Morgan Stanley Capital I Trust, Series 2021- 230P, Class A
5.854%, (ICE LIBOR USD 1 Month plus 1.169%), 12/15/38 144A	200,000	193
MSSG Trust, Series 2017-237P, Class A 3.397%, 9/13/39 144A	700,000	618
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 2.750%, (AFC), 11/25/59 144A	100,029	93
Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A
6.218%, (US 30 Day Average SOFR plus 1.650%), 1/25/37 144A	200,000	195

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
5.421%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	1,559	1
Towd Point Mortgage Trust, Series 2020-1, Class A2A 3.100%, (AFC), 1/25/60 144A	200,000	173
Uniform Mortgage Backed Security TBA
3.000%, 5/12/52	300,000	269
4.500%, 5/12/52	2,600,000	2,548
4.500%, 4/13/53	1,400,000	1,372
5.000%, 5/11/53	1,400,000	1,396
5.500%, 5/11/53	1,000,000	1,010
6.000%, 4/13/53	1,300,000	1,327
6.500%, 4/13/53	3,100,000	3,196
VNDO Trust, Series 2016-350P, Class A 3.805%, 1/10/35 144A	800,000	730
Worldwide Plaza Trust, Series 2017-WWP, Class A 3.526%, 11/10/36 144A	100,000	86

Total		26,637

Total Structured Products (Cost: $28,330)		26,973

Total Investments (134.3%) (Cost: $190,145)@		155,028

Other Assets, Less Liabilities (-34.3%)		(39,589)

Net Assets (100.0%)		115,439

Long-Term U.S. Government Bond Portfolio

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)

US Treasury Bond	J.P. Morgan Securities LLC	4.820%	3/24/2023	Open	USD	(1,700)	$(1,700)

							$(1,700)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Short	USD	17,400	174	6/23	$19,054	$(389)	$(39)
Ten-Year US Treasury Note Future	Long	USD	700	7	6/23	804	24	2
Two-Year US Treasury Note Future	Long	USD	10,200	51	6/23	10,529	97	7
Ultra Ten-Year US Treasury Note Future	Short	USD	15,700	157	6/23	19,019	(542)	(88)
US Treasury Long Bond Future	Short	USD	8,900	89	6/23	11,673	(488)	(89)

							$(1,298)	$(207)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR	1.750%	10/53	1,700	USD	$(28)	$395	$367	$(20)
Compounded-OIS
3-Month USD-LIBOR	0.750%	3/31	1,000	USD	8	183	191	(5)
3-Month USD-LIBOR	1.250%	6/41	3,110	USD	76	861	937	(25)

					$56	$1,439	$1,495	$(50)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR	1.600%	10/28	9,000	USD	$15	$(628)	$(613)	$33
Compounded-OIS
3-Month USD-LIBOR	1.000%	12/25	3,170	USD	41	(288)	(247)	7
3-Month USD-LIBOR	1.250%	12/50	1,400	USD	(121)	(401)	(522)	14

					$(65)	$(1,317)	$(1,382)	$54

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call - Ten-Year US Treasury Note Future	USD	27	$116.500	4/23	27	$(11)
Call - Ten-Year US Treasury Note Future	USD	1	118.000	4/23	1	—π
Put - Ten-Year US Treasury Note Future	USD	27	110.500	4/23	27	(1)
Put - Ten-Year US Treasury Note Future	USD	1	112.500	4/23	1	—π

(Premiums Received $28)						$(12)

	Financial Derivative Assets					Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)						(000’s)
	Swaps	Futures	Total	Swaps		Futures		Total		Options

Total Exchange-Traded or Centrally Cleared Derivatives	$54	$9	$63		$(50)		$(216)		$(266)	$(12)

Long-Term U.S. Government Bond Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
b	Part or all of the security has been pledged as collateral.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023 the value of these securities (in thousands) was $6,881 representing 6.0% of the net assets.

π	Amount is less than one thousand.
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $188,408 and the net unrealized depreciation of investments based on that cost was $36,277 which is comprised of $2,608 aggregate gross unrealized appreciation and $38,885 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$349	$—
Governments	—	127,706	—
Structured Products	—	26,973	—
Other Financial Instruments^
Futures	121	—	—
Interest Rate Swaps	—	1,495	—

Total Assets:	$121	$156,523	$—

Liabilities:
Other Financial Instruments^
Futures	(1,419)	—	—
Written Options	(12)	—	—
Interest Rate Swaps	—	(1,382)	—
Reverse Repurchase Agreements	—	(1,700)	—

Total Liabilities:	$(1,431)	$(3,082)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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